Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) (Performance Based Restricted Stock Awards, USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Performance Based Restricted Stock Awards
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 22.31
Shares granted	$ 35.11	$ 26.22	$ 21.49
Shares forfeited	$ 24.42
Shares vested	$ 19.30
Ending balance	$ 27.96	$ 22.31
Shares
Beginning Balance	1,454,000
Shares granted	507,000
Shares forfeited	(27,000)
Shares vested	(520,000)
Ending Balance	1,414,000	1,454,000